Income Taxes (Schedule of Reconciliation of Income Taxes at Statutory Rate and Tax Provision) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 28, 2012	Sep. 26, 2014		Sep. 27, 2013		Sep. 28, 2012
Income Taxes [Line Items]
Notional U.S. federal income taxes at the statutory rate		$ (127.2)		$ 44.3		$ 82.6
Adjustments to reconcile to income tax provision:
U.S. state income tax provision, net		(7.9)	[1]	4.8	[1]	7.1	[1]
Rate difference between non-U.S. and U.S. jurisdictions		(5.8)	[2],[3]	(2.2)	[2],[3]	(3.5)	[2],[3]
Domestic manufacturing deduction		(4.8)		(2.5)		(3.0)
Valuation allowances, nonrecurring		(2.4)		3.4		0
Adjustments to accrued income tax liabilities and uncertain tax positions		(0.5)	[2]	8.6	[2]	1.2	[2]
Interest and penalties on accrued income tax liabilities and uncertain tax positions		(8.0)	[2]	4.7	[2]	1.1	[2]
Investment in partnership		20.0		0		0
Credits, principally research	(2.3)	(0.7)	[2],[4]	(6.2)	[4]	(0.8)	[4]
Impairments, nondeductible		76.9		0		0
Permanently nondeductible and nontaxable items		15.0	[5]	12.0	[5]	8.1	[5]
Other		0.6		1.7		2.0
Provision for income taxes		(44.8)		68.6		94.8
Questcor Pharmaceuticals, Inc.
Adjustments to reconcile to income tax provision:
Provision for income taxes		$ 4.4

[1]	Fiscal 2014 includes approximately $4.4 million of tax benefit associated with the favorable impact of the Questcor acquisition on the Company's measurement of its net deferred tax liabilities.
[2]	Fiscal years 2013 and 2012 include impact of items relating to entities retained by Covidien in connection with the Separation.
[3]	Excludes non-deductible charges and other items which are broken out separately in the statutory rate reconciliation presented. Also includes the impact of certain valuation allowances.
[4]	Due to the December 31, 2011 tax law expiration, fiscal 2012 includes U.S. Research Credits for only the three months ended December 31, 2011. During fiscal 2013, the legislation was extended, with a retroactive effective date of January 1, 2012. As such, fiscal 2013 includes approximately $2.3 million of credit related to the period January 1, 2012 through September 28, 2012. Due to the December 31, 2013 tax law expiration, fiscal 2014 includes $0.7 million for the period September 28, 2013 through December 31, 2013.
[5]	Includes the impact of nondeductible transaction and separation costs.